UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |X|; Amendment Number: 1*

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  100 First Stamford Place
          Stamford, Connecticut 06902

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hock
Title:  Managing Member
Phone:  (203) 324-6900


Signature, Place and Date of Signing:

/s/ John Hock                    Stamford, CT               February 14, 2008
-----------------------     --------------------------    ----------------------
   [Signature]                   [City, State]                   [Date]




* This Form 13F Amendment is being filed to correct errors in the holdings report of the original Form 13F dated February 14, 2008, for the quarter ended December 31, 2007.

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number         Name


     28-01190                Frank Russell Company
     ---------------------------------------------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  81

Form 13F Information Table Value Total: $ 1,715,153
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state "NONE" and omit the column headings and list entries.

     NONE

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN  2         COLUMN 3     COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7     COLUMN 8

                                   TITLE                          VALUE    SHRS OR   SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS          CUSIP        (x1000   PRN AMT   PRN CALL  DISCRETION   MGRS  SOLE  SHARED  NONE
--------------                     --------          -----        ------   -------   --- ----  ----------   ----  ----  ------  ----
ADVOCAT INC                        COM               007586100     4,794     435,000           SOLE         NONE   SOLE
AFLAC INC                          COM               001055102     1,904      30,400           SOLE         NONE   SOLE
AKAMAI TECHNOLOGIES INC            COM               00971T101       191    5,510.00           SOLE         NONE   SOLE
ALCATEL-LUCENT                     SPONSORED ADR     013904305    54,597   7,458,546           SOLE         NONE   SOLE
ALTRIA GROUP INC                   COM               02209S103    84,994   1,124,562           SOLE         NONE   SOLE
ALTUS PHARMACEUTICALS INC          COM               02216N105     1,382     266,700           SOLE         NONE   SOLE
AMBAC FINL GROUP INC               COM               023139108    18,256     708,413           SOLE         NONE   SOLE
AMERICAN EXPRESS CO                COM               025816109       827      15,900           SOLE         NONE   SOLE
AMERICAN INTL GROUP INC            COM               026874107     1,072      18,391           SOLE         NONE   SOLE
ANGIODYNAMICS INC                  COM               03475V101     3,522     185,000           SOLE         NONE   SOLE
APACHE CORP                        COM               037411105    33,981     315,981           SOLE         NONE   SOLE
ARENA PHARMACEUTICALS INC          COM               040047102     1,175     150,000           SOLE         NONE   SOLE
BIOMARIN PHARMACEUTICAL INC        COM               09061G101    23,226     656,100           SOLE         NONE   SOLE
BOSTON SCIENTIFIC CORP             COM               101137107    37,555   3,229,169           SOLE         NONE   SOLE
BOSTON SCIENTIFIC CORP             COM               101137907       490       1,000           SOLE         NONE   SOLE
BP PLC                             SPONSORED ADR     055622104    99,677   1,362,266           SOLE         NONE   SOLE
BROCADE COMMUNICATIONS SYS I       COM NEW           111621306    17,614   2,399,750           SOLE         NONE   SOLE
CAPITAL SR LIVING CORP             COM               140475104     2,186     220,100           SOLE         NONE   SOLE
CITIGROUP INC                      COM               172967101     1,139      38,700           SOLE         NONE   SOLE
COEUR D ALENE MINES CORP IDA       COM               192108108       195      39,390           SOLE         NONE   SOLE
COLUMBIA SPORTSWEAR CO             COM               198516106        88       2,000           SOLE         NONE   SOLE
COMCAST CORP NEW                   CL A              20030N101    51,220   2,805,034           SOLE         NONE   SOLE
COOPER COS INC                     COM NEW           216648402    64,178   1,688,890           SOLE         NONE   SOLE
COVIDIEN LTD                       COM               G2552X108    40,610     916,914           SOLE         NONE   SOLE
EDP ENERGIAS PORTUG ADR            SPONSORED ADR     268353109    18,161     278,966           SOLE         NONE   SOLE
EMAGEON INC                        COM               29076V109     3,209     796,300           SOLE         NONE   SOLE
EOG RES INC                        COM               26875P101    24,521     274,740           SOLE         NONE   SOLE
EV3 INC                            COM               26928A200     1,462     115,000           SOLE         NONE   SOLE
EVEREST RE GROUP LTD               COM               G3223R108    40,450     402,889           SOLE         NONE   SOLE
FIFTH THIRD BANCORP                COM               316773100     1,044      41,540           SOLE         NONE   SOLE
FLEXTRONICS INTL LTD               ORD               Y2573F102    26,575   2,203,590           SOLE         NONE   SOLE
GENERAL ELECTRIC CO                COM               369604103    43,370   1,169,956           SOLE         NONE   SOLE
GLOBAL INDS LTD                    COM               379336100        96       4,486           SOLE         NONE   SOLE
HEALTHSOUTH CORP                   COM NEW           421924309    55,607   2,647,949           SOLE         NONE   SOLE
HOSPIRA INC                        COM               441060100     5,117     120,000           SOLE         NONE   SOLE
IAC INTERACTIVECORP                COM NEW           44919P300    24,980     927,926           SOLE         NONE   SOLE
IDENIX PHARMACEUTICALS INC         COM               45166R204     1,080     400,000           SOLE         NONE   SOLE
IMCLONE 20 CALL OPTION JAN 2009    CALL              45245W909     1,428         600           SOLE         NONE   SOLE
IMCLONE SYS INC                    COM               45245W109    38,379     892,531           SOLE         NONE   SOLE
INTEL CORP                         COM               458140100       110       4,130           SOLE         NONE   SOLE
INVESTORS BANCORP INC              COM               46146P102       735      52,000           SOLE         NONE   SOLE
JP MORGAN CHASE & CO               COM               46625H100    25,243     578,309           SOLE         NONE   SOLE
KOOKMIN BK ADR                     SPONSORED ADR     50049M109    52,679     718,477           SOLE         NONE   SOLE
KRAFT FOODS INC                    CL A              50075N104    32,578     998,398           SOLE         NONE   SOLE
LEGG MASON INC                     COM               524901105     1,305      17,840           SOLE         NONE   SOLE
LIBERTY MEDIA HLDG CORP            CAP COM SER A     53071M302    68,280     586,145           SOLE         NONE   SOLE
MARVELL TECHNOLOGY GROUP LTD       ORD               G5876H105       213      15,270           SOLE         NONE   SOLE
MASSEY ENERGY CO                   COM               576206106    22,592     631,956           SOLE         NONE   SOLE
MEDAREX INC                        COM               583916101     1,535     147,300           SOLE         NONE   SOLE
MICROSOFT CORP                     COM               594918104    57,093   1,603,734           SOLE         NONE   SOLE
MOLSON COORS BREWING CO            CL B              60871R209    42,151     816,558           SOLE         NONE   SOLE
NITROMED INC                       COM               654798503     2,129   2,107,949           SOLE         NONE   SOLE
NOBLE ENERGY INC                   COM               655044105    23,821     299,556           SOLE         NONE   SOLE
OFFICEMAX INC DEL                  COM               67622P101    14,356     694,871           SOLE         NONE   SOLE
OMNICOM GROUP INC                  COM               681919106       328       6,900           SOLE         NONE   SOLE
ORACLE CORP                        COM               68389X105    31,333   1,387,632           SOLE         NONE   SOLE
PANACOS PHARMACEUTICALS INC        COM               69811Q106     1,159   1,466,542           SOLE         NONE   SOLE
PDL BIOPHARMA INC                  COM               69329Y904       360         500           SOLE         NONE   SOLE
POSCO                              SPONSORED ADR     693483109       585       3,890           SOLE         NONE   SOLE
POZEN INC                          COM               73941U102     4,031     335,923           SOLE         NONE   SOLE
PROCTER & GAMBLE CO                COM               742718109       575       7,830           SOLE         NONE   SOLE
PROTECTIVE LIFE CORP               COM               743674103    35,994     877,464           SOLE         NONE   SOLE
PSYCHIATRIC SOLUTIONS INC          COM               74439H108     5,850     180,000           SOLE         NONE   SOLE
QLOGIC CORP                        COM               747277101    23,503   1,655,130           SOLE         NONE   SOLE
QUALCOMM INC                       COM               747525103    34,044     865,170           SOLE         NONE   SOLE
RADIATION THERAPY SVCS INC         COM               750323206     2,473      80,000           SOLE         NONE   SOLE
RITE AID CORP                      COM               767754104     2,637     945,000           SOLE         NONE   SOLE
SANOFI AVENTIS                     COM               80105N905        78          49           SOLE         NONE   SOLE
SPRINT NEXTEL CORP                 COM SER 1         852061100    53,771   4,095,288           SOLE         NONE   SOLE
STILLWATER MNG CO                  COM               86074Q102    15,777   1,633,220           SOLE         NONE   SOLE
COOPER COS INC                     COM               216648902     1,281         700           SOLE         NONE   SOLE
TJX COS INC NEW                    COM               872540109       217       7,560           SOLE         NONE   SOLE
TORCHMARK CORP                     COM               891027104    55,653     919,435           SOLE         NONE   SOLE
TYCO ELECTRONICS LTD               COM NEW           G9144P105    15,390     414,490           SOLE         NONE   SOLE
TYCO INTL LTD BERMUDA              SHS               G9143X208    19,815     499,754           SOLE         NONE   SOLE
VODAFONE GROUP PLC NEW             SPONS ADR NEW     92857W209   157,346   4,216,142           SOLE         NONE   SOLE
WACHOVIA CORP NEW                  COM               929903102       744      19,570           SOLE         NONE   SOLE
WAL MART STORES INC                COM               931142103       612      12,880           SOLE         NONE   SOLE
WYETH                              COM               983024100    74,660   1,689,528           SOLE         NONE   SOLE
YAHOO INC                          COM               984332106        75       3,240           SOLE         NONE   SOLE
ZYMOGENETICS INC                   COM               98985T109     1,692     145,000           SOLE         NONE   SOLE


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